PROPERTY, PLANT & EQUIPMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended		74 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets	$ 3,941	$ 4,270
Florence copper project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized stripping costs	58,667	18,059
Development costs capitalzed			$ 163,800
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on non-cash additions of mining assets	9,364	$ 4,569
Development costs capitalzed	$ 5,012